Financing receivable,net (Tables)	6 Months Ended
Jun. 30, 2024
Financing receivable,net (Tables)
Schedule of Financing receivable
	June 30,	December 31,
	2024	2023
Financing receivable	$44,606,021	$44,783,011
Allowance for credit losses	(2,230,301)	(2,239,151)
Financing s receivable, net	$42,375,720	$42,543,860

Schedule of allowance for credit losses
	June 30,	December 31,
	2024	2023
Balance at beginning of year	$2,239,151	$-
Change of allowance for credit losses	43,007	2,245,159
Translation adjustments	(51,857)	(6,008)
Balance at end of year	$2,230,301	$2,239,151